STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2012	789,324
Beginning Balance, Amount at Dec. 31, 2012	$ 79	$ 4,012,068	$ (4,514,052)	$ (501,905)
Issuance of Common Stock, Shares	219,477
Issuance of Common Stock, Amount	$ 22	836,778		836,800
Stock Compensation Expense		76,558		76,558
Net Loss			(1,022,092)	(1,022,092)
Ending Balance, Shares at Dec. 31, 2013	1,008,801
Ending Balance, Amount at Dec. 31, 2013	$ 101	4,925,404	(5,536,144)	(610,639)
Stock Compensation Expense		398,569		398,569
Issuance of Common Stock for Pre-contribution, Shares	16,136
Issuance of Common Stock for Pre-contribution, Amount	$ 2	61,524		61,526
Issuance of Common Stock for warrant exercise, Shares	14,315
Issuance of Common Stock for warrant exercise, Amount	$ 1	99,693		99,694
Issuance of Common Stock from PPO, Shares	744,756
Issuance of Common Stock from PPO, Amount	$ 74	3,620,890		3,620,964
Side Sale Agreement, Shares	106,126
Side Sale Agreement, Amount	$ 11	1,379,620		1,379,631
Issuance of Common Stock for option exercise, Shares	735
Issuance of Common Stock for option exercise, Amount		383		383
Issuance of Common Stock for consulting services, Shares	26,924
Issuance of Common Stock for consulting services, Amount	$ 3	349,997		$ 350,000
Accumulated Deficit Recapitalization		(5,536,144)	5,536,144
Net Loss			(6,197,455)	$ (6,197,455)
Ending Balance, Shares at Dec. 31, 2014	1,917,793
Ending Balance, Amount at Dec. 31, 2014	$ 192	$ 5,299,936	$ (6,197,455)	(897,327)
Net Loss				(5,642,238)
Ending Balance, Amount at Sep. 30, 2015				$ (1,725,710)